MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2024 (Unaudited)

Mutual Funds (97.8%)	Shares	Value

Oberweis Micro-Cap	24,785	$ 965,121
Schwab Fundamental US Small Company Index Class I	50,466	863,471
Congress Small Cap Growth Class I	21,057	859,132
Paradigm Micro Cap	13,943	781,203
Natixis Vaughan Nelson Small Cap Value Class Y	35,434	757,220
Hennessy Cornerstone Mid Cap 30 Class I	29,590	724,079
Vanguard Small Cap Value Index Adm Class	8,626	711,127
Thrivent Small Cap Stock Class S	19,894	622,667
Ageis Value Class I	17,300	621,927
Fuller & Thaler Behavioral Small Cap Equity Class I	12,154	561,990
Vanguard Tax Managed Small Cap Adm Class	6,000	538,560
Bridgeway Small Cap Value Class N	10,608	415,189
Virtus KAR Small Cap Core Class I	7,162	402,734
Invesco Small Cap Value Index Class Y	14,570	362,506
Virtus KAR Small Cap Growth Class I	9,500	327,560
Oberweis Small-Cap Opportunities Class I	11,837	294,981
Hood River Small-Cap Growth Class I	4,148	268,727

Total Mutual Funds (Cost $ 7,681,176)		10,078,194

Short-Term Securities (1.6%)

Fidelity Institutional Money Market Class I (Cost $ 162,076)		162,076

Total Short-Term Securities		162,076

Total Investments in Securities (Cost $ 7,843,252) (99.4%)		10,240,270

Net Other Assets and Liabilities (0.6%)		60,805

Net Assets (100%)		$ 10,301,075

As of March 31, 2024, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$7,631,176
Unrealized appreciation	2,397,018
Unrealized depreciation	0
Net unrealized appreciation (depreciation)	2,397,018

MH Elite Portfolio of Funds Trust

March 31, 2024 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2024:

MH Elite Small Cap Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 10,078,194	-	-	$ 10,078,194
Short Term Investments	162,076	-	-	162,076
Total Investments in Securities	$ 10,240,270	-	-	$ 10,240,270

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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